Share capital and Contributed Surplus - Disclosure of warrant activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Warrants outstanding, beginning of the year	13,417,156	13,901,640	9,585,050
Number of warrants granted	6,587,862	1,000,000	5,043,165
Number of warrants exercised	(250,000)	(1,330,000)	(726,575)
Number of warrants expired	(4,247,156)	(154,484)	0
Warrants outstanding, end of the year	15,507,862	13,417,156	13,901,640
Number of warrants exercisable end of the year	15,382,862	12,792,156	12,901,640
Warrants exercise price, beginning of the year	$ 0.78	$ 0.74	$ 0.24
Weighted average exercise price of warrants issued	5.29	0.57	1.73
Weighted average exercise price of warrants exercised	0.5	0.26	1.05
Weighted average exercise price of warrant expired	1.86	0.56	0
Warrants exercise price, end of the period	2.49	0.78	0.74
Weighted average exercise price of warrants exercisable, end of the year	$ 2.5	$ 0.82	$ 0.75